Other Current Assets	12 Months Ended
Dec. 31, 2019
Other Current Assets [Abstract]
Other Current Assets
Note 8.  Other Current Assets

Other current assets consist of the following as of:

	December 31,
(In thousands)	2019	2018
Inventory deposits	$4,012	$9,739
Prepaid taxes	3,673	-
Other	8,706	5,306
Total	$16,391	$15,045